                                                                                                                        March 31, 2017

BNY MELLON FUNDS TRUST

BNY Mellon Income Stock Fund

Supplement to Prospectus Offering Class T Shares

dated March 31, 2017

The fund’s Class T shares are not currently offered.

4072S0317

March 31, 2017

BNY MELLON FUNDS TRUST

Supplement to Statement of Additional Information
dated December 30, 2016, as revised March 31, 2017

BNY Mellon Income Stock Fund currently does not offer Class T shares.

MFT-SAISTK-0317B